Leases	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Leases
16	Leases

(a)	Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	As at 31 December 2019 RMB’000	As at 1 January 2019 RMB’000
Right-of-use assets
Land use rights	320,212	335,026
Buildings	22,205	12,233
Equipment	168	63,471
Others	1,275	1,148

	343,860	411,878

Lease liabilities
Current	11,450	74,093
Non-current	10,593	2,638

	22,043	76,731

For the year ended 31 December 2019, additions to the right-of-use assets were RMB 33,980 thousands.

(b)	Amounts recognized in the income statement

The income statement shows the following amounts relating to leases:

2019 RMB’000
Depreciation charge of right-of-use assets
Land use rights	(14,814)
Buildings	(12,541)
Equipment	(74,025)
Others	(618)

(101,998)

Interest expense (included in finance cost)	(2,570)
Expense relating to short-term leases (included in Cost of sales)	(2,961)

The total cash outflow for leases in 2019 was RMB 94,441 thousands.